Organization and Business Operation	12 Months Ended
Dec. 31, 2015
Organization and Business Operation [Abstract]
ORGANIZATION AND BUSINESS OPERATION

NOTE 1 - ORGANIZATION AND BUSINESS OPERATION:

a.	General -

Ability Inc. ("Inc") was incorporated under the laws of the Cayman Islands on September 1, 2015, originally as Cambridge Holdco Corp., an exempted company. Inc was formed as a wholly-owned subsidiary of Cambridge Capital Acquisition Corporation ("Cambridge"), a special purpose acquisition corporation, incorporated under the laws of Delaware on October 1, 2013. Cambridge closed its initial public offering and a simultaneous private placement on December 23, 2013. On December 23, 2015, upon a merger of Cambridge into Inc, with Inc surviving the merger and becoming the public entity, Inc consummated a business combination whereby it acquired Ability Computer & Software Industries, Ltd., an Israeli company (the “Company”), by way of a share exchange (the "Reverse Merger"), following which the Company became Inc’s wholly-owned subsidiary. Upon the closing of the Reverse Merger, Inc's ordinary shares and warrants began trading on the NASDAQ Capital Market under the symbols “ABIL” and “ABILW”, respectively. Inc’s warrants were delisted on April 18, 2016 and since such date have traded on the “Pink Sheets” under the symbol “ABIWF”. On January 12, 2016 its ordinary shares were listed for trading on the Tel Aviv Stock Exchange. Inc, the Company and Ability Security Systems Ltd. ("ASM") are jointly defined as the “Group”.

b.	The Reverse Merger -

1.	The Company's shareholders prior to the closing of the Reverse Merger, Anatoly Hurgin and Alexander Aurovsky (the "Controlling Shareholders") received in the Reverse Merger: 16,213,268 ordinary shares of Inc (reflecting approximately 63% of Inc's issued and outstanding ordinary shares immediately following the Reverse Merger); $18.1 million in cash and an additional number of ordinary shares of Inc to be issued upon and subject to the Company achieving certain net income targets following the share exchange, as described below (the "Net Income Shares"), as consideration for their shares of the Company. Of the ordinary shares of Inc received by the Controlling Shareholders as consideration for the Reverse Merger, 948,515 ordinary shares were placed in escrow pursuant to an indemnity escrow agreement dated December 23, 2015, 50% of which will be released to the Controlling Shareholders on December 23, 2016 (less amounts previously applied in satisfaction of or reserved with respect to indemnification claims that are made prior to that date) and the remaining escrow shares will be released on the date that is the earlier of (x) June 23, 2017 and (y) the thirtieth (30th) day following the filing by Inc of its Annual Report for the year ending December 31, 2016 with the U.S. Securities and Exchange Commission. The Controlling Shareholders entered into lock-up agreements pursuant to which they agreed not to sell any of the ordinary shares of Inc that they received as a result of the Reverse Merger (subject to limited exceptions) until the second anniversary of the closing of the Reverse Merger. Furthermore, each of the Controlling Shareholders have the right, on one occasion during the 60 day period following the second anniversary of the closing of the Reverse Merger, to put to Inc all or part of his pro rata portion of 1,173,267 ordinary shares that he received in the share exchange for an amount in cash equal to (1) (x) the number of shares being put multiplied by (y) $10.10 per share plus (2) his pro rata portion of interest, if any, on $11.9 million deposited into an escrow account by Inc to fund the payment of the purchase price for the put option if it is exercised.

2.	Migdal Underwriting and Business Initiatives Ltd. ("Migdal") received in the Reverse Merger: 480,000 ordinary shares of Inc; $1.2 million in cash and up to 253,500 Net Income Shares, all in consideration for services provided by them with respect to the Reverse Merger.

3.	Inc acquired from the sole shareholder of ASM, Eyal Tzur (the "ASM Former Shareholder") 16% of the shares of ASM, a variable interest entity with the Company as its primary beneficiary, for $0.9 million in cash and a put option to sell his remaining holdings to Inc in exchange for 480,000 of Inc's ordinary shares and up to 253,500 Net Income Shares. The put option was exercised in January 2016 in exchange for 456,000 of Inc's ordinary shares that were released from escrow to the ASM Former Shareholder and 24,000 of Inc's ordinary shares shall remain in escrow until January 24, 2017 (i.e., one year following the closing of the put option) to secure the ASM Former Shareholder’s indemnification obligations under the agreement for the acquisition of ASM.

4.	The Company's transaction costs with respect to the Reverse Merger were $6.3 million and include Migdal's service fees ($1.2 million in cash and ordinary shares valued at $4.3 million as detailed above) and other consulting expenses (the "Transaction Costs").

5.	The Controlling Shareholders, Migdal and ASM Former Shareholder will be entitled to receive Net Income Shares based on the Company's achievement of specified net income targets in the fiscal years 2015 to 2018 as set out below:

		Number of Inc's ordinary shares
Fiscal year	Net Income Target	Controlling Shareholders	Migdal	ASM Former Shareholder	Total
2015	$27,000,000	3,384,000	108,000	108,000	3,600,000
2016	$40,000,000	1,739,000	55,500	55,500	1,850,000
2017	$60,000,000	1,880,000	60,000	60,000	2,000,000
2018	$80,000,000	940,000	30,000	30,000	1,000,000

In the event that the Group fail to satisfy the net income target for any fiscal year but net income for such fiscal year is ninety percent (90%) or more of the net income target for such fiscal year, then Inc is required to issue to the Controlling Shareholders, Migdal and ASM Former Shareholder, the pro rata portion of Net Income Shares relating to the percentage achieved.

The net income target of the Group for 2015 was not achieved. However, if the net income for 2016 is ninety percent (90%) or more of 2016's net income target, then Inc is required to issue to the Controlling Shareholders, Migdal and ASM Former Shareholder, the pro rata portion of Net Income Shares relating to the net income achieved for 2016 as well as Net Income Shares relating to 2015 based on the same percentage.

6.	The remaining funds in the restricted trust account of Cambridge amounted to $81.3 million of which: $21.6 million was paid to the holders of 2,136,751 ordinary shares of Cambridge who elected to convert their shares into cash upon consummation of the Reverse Merger; $18.1 million and $11.9 million were paid to the Controlling Shareholders and deposited in an escrow account to secure their put option, respectively; $0.9 million was paid to ASM Former Shareholder; $7.8 million was used to pay outstanding accounts payable and accrued expenses of Cambridge; $2 million was used to pay for the Company's Transaction Costs. The balance of $19 million was made available as working capital for the use of the Group.

c.	Business operations -

The Group provides advanced interception, monitoring and cyber intelligence tools to serve the needs and increasing challenges of security and intelligence agencies, military forces, law enforcement agencies and homeland security agencies worldwide. The Group provides innovative tailored solutions with lean and flexible processes that enable short sale cycles and fast delivery.

d.	Regulatory matters -

Certain solutions in certain countries are subject to the Israeli Control Order of Commodities and Services - 1974, and the Israeli Control Order Regarding the Engagement in Encryption Items - 1998 regulated under the Encryptions Export Control Department in the Israeli Ministry of Defense (“IMOD”) (the "Decryption Regime"). Other solutions sold through ASM are subject to the Israeli Defense Export Control Law - 2007 (the "2007 Law") regulated under DECA (the Defense Export Control Agency in IMOD). ASM is an Israeli corporation registered with DECA as a certified exporter, 84% owned (until January 2016) by ASM Former Shareholder. The ASM Former Shareholder’s other wholly-owned Israeli corporation also provides consultancy services to the Company.

The 2007 Law regulates the export of defense equipment, transfer of defense know-how and the provision of defense services, taking into account national security considerations, foreign relations considerations, international obligations and other interests of the State of Israel. In addition, the 2007 Law provides that the sale of products to certain customers, mostly armed forces, requires a license from the Israeli Ministry of Defense.

For the most part, the Company's products are manufactured outside of Israel and therefore are not subject to the general provisions of the 2007 Law. The Company's interception systems that contain decryption capabilities may be subject to the Decryption Regime and therefore have obtained necessary licenses thereunder.

All of the Company’s systems that are physically handled in Israel are commercial off the shelf systems which do not include controlled technologies or controlled items.

Any controlled components of the Company's systems are sent to the customers directly by the foreign suppliers of such components, which are located outside of Israel, and are installed or integrated there by the Company or others under its responsibility.

Any systems that include Israeli-made controlled items were sold by ASM pursuant to the JV Agreement described below. ASM is responsible for registering and applying for licenses from DECA when necessary, as well as to coordinate all legal, financial and regulatory issues involved.

e.	ASM -

The Company and the ASM Former Shareholder were parties to a long-term agreement (the "JV Agreement") pursuant to which the Company contributed the substantial business efforts while ASM was responsible mainly for the regulatory aspects of pursuing business opportunities in the field of DECA controlled products. The JV Agreement could be terminated and/or the activities could be transferred to the Company's full ownership at any time, subject to the Company’s exclusive discretion.

The Company and the Controlling Shareholders were significantly involved in the redesign of ASM’s operations, in such manner that in essence, the operations are conducted only in favor of the Company (ASM has no other activities other than on behalf of the Company). Moreover, according to the JV Agreement, ASM is required to negotiate and determine any project terms and sign contracts with the clients - all with full transparency, coordination and advance consent from the Company, as applicable. Upon the closing of the Reverse Merger, the JV agreement was terminated while maintaining its terms for the existing projects. As mentioned above, in January 2016, ASM Former Shareholder exercised its put option, resulting in ASM becoming a wholly-owned subsidiary of Inc. The Company had the power to govern ASM's operations through the provision requiring its consent of any new client which ASM wishes to accept. The Company is entitled to all but 3% commission (the return that ASM Former Shareholder is entitled to as a service provider) of ASM's net results which are transferred to the Company, and is fully responsible for indemnifying ASM for any losses incurred as part of their joint operations (ASM Former Shareholder does not have any obligation to absorb ASM’s losses) or any negative consequences with respect to the performance of a project.

When the activities of ASM commenced (following conclusion of the JV agreement) it did not have equity at risk (no equity and no subordinated loans). All the equity that ASM has achieved is based on transactions involving the Company. There are no restrictions on ASM's assets. Any required financial guarantees are provided by the Company.

Given the Company’s exposure and rights to the outcome of ASM’s operations, among other factors described above, the Company concluded that ASM is a Variable Interest Entity ("VIE") and that the Company is its primary beneficiary. Therefore, the consolidated financial statements include the financial information of all three entities (Inc, the Company and ASM).